Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Commercial Real Estate Loans (in Dollars)	$ 194,450	$ 244,907
Commercial Real Estate Loans, Percentage of Portfolio	100.00%	100.00%
FLORIDA
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Commercial Real Estate Loans (in Dollars)	2,312	4,458
Commercial Real Estate Loans, Percentage of Portfolio	1.20%	1.80%
IDAHO
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Commercial Real Estate Loans (in Dollars)	3,936	4,348
Commercial Real Estate Loans, Percentage of Portfolio	2.00%	1.80%
INDIANA
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Commercial Real Estate Loans (in Dollars)	5,023	6,461
Commercial Real Estate Loans, Percentage of Portfolio	2.60%	2.70%
IOWA
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Commercial Real Estate Loans (in Dollars)	1,267	2,732
Commercial Real Estate Loans, Percentage of Portfolio	0.60%	1.10%
KANSAS
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Commercial Real Estate Loans (in Dollars)	0	1,014
Commercial Real Estate Loans, Percentage of Portfolio	0.00%	0.40%
MINNESOTA
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Commercial Real Estate Loans (in Dollars)	163,040	209,935
Commercial Real Estate Loans, Percentage of Portfolio	83.90%	85.70%
NORTH CAROLINA
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Commercial Real Estate Loans (in Dollars)	5,576	7,161
Commercial Real Estate Loans, Percentage of Portfolio	2.90%	2.90%
NORTH DAKOTA
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Commercial Real Estate Loans (in Dollars)	1,282	0
Commercial Real Estate Loans, Percentage of Portfolio	0.70%	0.00%
WISCONSIN
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Commercial Real Estate Loans (in Dollars)	10,589	8,091
Commercial Real Estate Loans, Percentage of Portfolio	5.40%	3.30%
Other States [Member]
Note 4 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Commercial Real Estate Loans (in Dollars)	$ 1,425	$ 707
Commercial Real Estate Loans, Percentage of Portfolio	0.70%	0.30%